December 13, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, filed on December 12, 2024 for the following series:

Themes S&P 500 Dual Options Income ETF

Themes S&P 500 Enhanced Iron Condor Income ETF

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF

Themes Nasdaq 100 Dual Options Income ETF

Themes Nasdaq 100 Enhanced Iron Condor Income ETF

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF

Themes Russell 2000 Dual Options Income ETF

Themes Russell 2000 Enhanced Iron Condor Income ETF

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF

Themes S&P 500 Dynamic Covered Call Strategy ETF

Themes AAPL PutWrite Options Income ETF

Themes AMZN PutWrite Options Income ETF

Themes COIN PutWrite Options Income ETF

Themes GOOGL PutWrite Options Income ETF

Themes MSFT PutWrite Options Income ETF

Themes NVDA PutWrite Options Income ETF

Themes TSLA PutWrite Options Income ETF

Themes VIX PutWrite Options Income ETF

If you have any questions concerning the foregoing, please contact the undersigned at (513) 708-6391 or Tina.Bloom@Practus.com.

Regards,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com